The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio - Mid Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 25, 2018 (Accession No. 0001193125-18-130829), which is incorporated herein by reference.